FOUNDATIONS DYNAMIC CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
721	iShares Core S&P 500 ETF	$ 402,289
3,045	iShares Core S&P Mid-Cap ETF	173,291
4,781	iShares Core S&P Small-Cap ETF	478,722
791	Vanguard Large-Cap ETF	201,934
2,191	Vanguard Total Stock Market ETF	597,749
		1,853,985

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,110,537)	1,853,985

	TOTAL INVESTMENTS - 89.4% (Cost $2,110,537)	$ 1,853,985
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.6%	220,413
	NET ASSETS - 100.0%	$ 2,074,398

ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.3%
	EQUITY - 89.3%
2,734	iShares Core S&P U.S. Growth ETF	$ 354,518
3,141	Vanguard Growth ETF	1,188,208
1,134	Vanguard Mega Cap Growth ETF	357,698
875	Vanguard Mid-Cap Growth ETF	217,788
795	Vanguard Small-Cap Growth ETF	197,128
		2,315,340

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,566,373)	2,315,340

	TOTAL INVESTMENTS - 89.3% (Cost $2,566,373)	$ 2,315,340
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.7%	278,800
	NET ASSETS - 100.0%	$ 2,594,140

ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	FIXED INCOME - 86.8%
11,868	BlackRock Ultra Short-Term Bond ETF	$ 601,589
5,685	Invesco Short Term Treasury ETF	599,995
2,295	iShares 0-3 Month Treasury Bond ETF	231,084
8,806	iShares 0-5 Year TIPS Bond ETF	911,420
19,897	SPDR Portfolio Short Term Corporate Bond ETF	599,895
7,652	Vanguard Short-Term Bond ETF	602,825
7,575	Vanguard Short-Term Corporate Bond ETF	599,789
12,240	Vanguard Short-Term Inflation-Protected Securities ETF	614,569
		4,761,166

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,727,891)	4,761,166

	TOTAL INVESTMENTS - 86.8% (Cost $4,727,891)	$ 4,761,166
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.2%	721,669
	NET ASSETS - 100.0%	$ 5,482,835

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

FOUNDATIONS DYNAMIC VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.1%
	EQUITY - 92.1%
24,739	Avantis US Large Cap Value ETF	$ 1,546,188
12,473	Vanguard Dividend Appreciation ETF	2,382,717
19,094	Vanguard High Dividend Yield ETF	2,375,294
12,954	Vanguard Mega Cap Value ETF	1,602,669
9,819	Vanguard Mid-Cap Value ETF	1,528,524
8,019	Vanguard Small-Cap Value ETF	1,443,260
26,757	Vanguard Value ETF	4,454,504
		15,333,156

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,793,050)	15,333,156

	TOTAL INVESTMENTS - 92.1% (Cost $15,793,050)	$ 15,333,156
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.9%	1,317,592
	NET ASSETS - 100.0%	$ 16,650,748

ETF	- Exchange-Traded Fund